SUBSEQUENT EVENTS (Details Narrative) - USD ($) $ in Thousands		6 Months Ended
	Jul. 03, 2026	Jun. 30, 2025
Subsequent Event [Line Items]
Issuance of ordinary shares		$ 42,509
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	491,849,359
Issuance of ordinary shares	$ 700,000